Document and Entity Information	12 Months Ended
	Dec. 31, 2012	Jul. 05, 2013
Document And Entity Information
Entity Registrant Name	ENTOURAGE MINING LTD.
Entity Central Index Key	0001239672
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		13,742,223
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Balance Sheets (CAD)	Dec. 31, 2012	Dec. 31, 2011
Current
Cash	1,764	1,278
Prepaid expenses (Note 8)	2,085	1,084
Other receivable	1,295	665
Total Current Assets	5,144	3,027
Equipment, net of depreciation (Note 3)	671	883
Total Assets	5,815	3,910
Current Liabilities
Accounts payable and accrued liabilities	196,658	195,195
Loans payable (Note 5)	43,600	82,065
Due to related parties (Note 8)	6,126	128,771
Derivative liability (Note 6)		1,115
Total Liabilities	246,384	407,146
STOCKHOLDERS' DEFICIT
Capital Stock (Note 7) Authorized: Unlimited common voting shares without par value Issued: 13,742,243 common shares (2011 - 10,368,103)	13,490,513	13,321,807
Additional paid in capital	3,308,866	3,263,866
Deficit accumulated during the exploration stage	(17,039,948)	(16,988,909)
Total Stockholders Equity	(240,569)	(403,236)
Total Liabilities and Stockholders Equity	5,815	3,910

Balance Sheets (Parenthetical) (CAD)	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY (DEFICIT)
Par value	0	0
Common stock, Issued	13,742,243	10,368,103

Statements of Operations (CAD)	12 Months Ended			211 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Expenses
Depreciation	212	284	382	7,173
Consulting			4,715	272,950
Consulting - stock based compensation				2,926,980
Financing fee - stock based compensation (Note 7)		63,708		90,096
Interest and bank charges	3,514	5,579	3,209	28,357
Management fees (Note 8)	60,000	60,000	70,500	1,215,654
Mineral property costs (recovery) (Note 4)	(70,169)	44,422	156,155	11,324,777
Office and sundry	33,474	27,259	39,947	625,854
Professional fees	41,872	44,798	70,779	659,183
Travel and promotion	3,251	6,108	25,674	310,051
Loss Before Other Item	(72,154)	(252,158)	(371,361)	(17,461,075)
Fair value adjustment of derivative liabilities (Note 6)	1,115	62,655	634,555	333,965
Gain on write-off of debt	20,000			20,000
Income (Loss) Before Income Taxes	(51,039)	(189,503)	263,194	(17,107,110)
Deferred income tax recovery				67,162
Net Income (Loss) and Comprehensive Income (Loss)	(51,039)	(189,503)	263,194	(17,039,948)
Earnings (Loss) Per Share
Basic	0	(0.02)	0.03
Diluted	0	(0.02)	0.02
Weighted Average Common Shares Outstanding
Basic	12,791,921	10,282,624	9,766,206
Diluted			13,643,412

Statement of Stockholder's Deficit (CAD)	Shares	Obligation To Issue Shares	Additional Paid-In Capital	Deficit Accumulated During The Exploration Stage	Total
Beginning Balance, Amount at Jun. 15, 1995
Share issued for cash, Shares	1
Share issued for cash, Amount	1				1
Net Loss				(38,624)	(38,624)
Ending Balance, Amount at Dec. 31, 1995	1			(38,624)	(38,623)
Ending Balance, Shares at Dec. 31, 1995	1
Share issued for cash, Shares	913,000
Share issued for cash, Amount	276,500				276,500
Net Loss				(210,592)	(210,592)
Ending Balance, Amount at Dec. 31, 1996	276,501			(249,216)	27,285
Ending Balance, Shares at Dec. 31, 1996	913,001
Net Loss				(74,529)	(74,529)
Ending Balance, Amount at Dec. 31, 1997	276,501			(323,745)	(47,244)
Ending Balance, Shares at Dec. 31, 1997	913,001
Net Loss				(60,148)	(60,148)
Ending Balance, Amount at Dec. 31, 1998	276,501			(383,893)	(107,392)
Ending Balance, Shares at Dec. 31, 1998	913,001
Net Loss				(70,046)	(70,046)
Ending Balance, Amount at Dec. 31, 1999	276,501			(453,939)	(177,438)
Ending Balance, Shares at Dec. 31, 1999	913,001
Net Loss				(66,855)	(66,855)
Ending Balance, Amount at Dec. 31, 2000	276,501			(520,794)	(244,293)
Ending Balance, Shares at Dec. 31, 2000	913,001
Net Loss				(58,749)	(58,749)
Ending Balance, Amount at Dec. 31, 2001	276,501			(579,543)	(303,042)
Ending Balance, Shares at Dec. 31, 2001	913,001
Forgiveness of amounts due to related party			200,671		200,671
Net Loss				(59,428)	(59,428)
Ending Balance, Amount at Dec. 31, 2002	276,501		200,671	(638,971)	(161,799)
Ending Balance, Shares at Dec. 31, 2002	913,001
April 25, 2003 - shares issued for mineral property, Shares	600,000
April 25, 2003 - shares issued for mineral property, Amount	60,000				60,000
Net Loss				(319,515)	(319,515)
Ending Balance, Amount at Dec. 31, 2003	336,501		200,671	(958,486)	(421,314)
Ending Balance, Shares at Dec. 31, 2003	1,513,001
February 5, 2004 - shares issued for cash at $2.20 per share, Shares	99,750
February 5, 2004 - shares issued for cash at $2.20 per share, Amount	219,450				219,450
February 5, 2004 - deferred tax recovery on 10,800 flow-through shares	(2,376)				(2,376)
June 8, 2004 - shares issued for cash at $4.04 per share, Shares	69,800
June 8, 2004 - shares issued for cash at $4.04 per share, Amount	282,331				282,331
August 24, 2004 - stock options exercised at $3.30 per share, Shares	10,000
August 24, 2004 - stock options exercised at $3.30 per share, Amount	32,983				32,983
December 31, 2004 - shares issued for cash at $1.80 per share inclusive of 13,250 shares as finder's fees, Shares	294,800
December 31, 2004 - shares issued for cash at $1.80 per share inclusive of 13,250 shares as finder's fees, Amount	510,876				510,876
August 24, 2004 - shares issued for mineral property database at $3.90 per share, Shares	15,000
August 24, 2004 - shares issued for mineral property database at $3.90 per share, Amount	58,788				58,788
September 24, 2004 - shares returned on cancellation of escrow, Shares	(375,000)
September 24, 2004 - shares returned on cancellation of escrow, Amount	(7,500)		7,500
Stock based compensation			421,000		421,000
Net Loss				(956,446)	(956,466)
Ending Balance, Amount at Dec. 31, 2004	1,431,053		629,171	(1,914,932)	145,292
Ending Balance, Shares at Dec. 31, 2004	1,627,351
Forgiveness of amounts due to related party			102,327		102,327
Stock based compensation			163,400		163,400
January 6, 2005, refund for overpayment in 2004 private placement	(3,000)				(3,000)
March 21, 2005, shares issued for property acquisition at US $3.00 per share, Shares	12,500
March 21, 2005, shares issued for property acquisition at US $3.00 per share, Amount	45,604				45,604
Sept. 22, 2005, flow-through shares Issued at $2.00 per share, Shares	29,500
Sept. 22, 2005, flow-through shares Issued at $2.00 per share, Amount	59,000				59,000
September, 2005, deferred tax recovery on 29,500 flow-through shares	(20,119)				(20,119)
Sept. 22, 2005, units issued at US $1.50 per unit, Shares	55,000
Sept. 22, 2005, units issued at US $1.50 per unit, Amount	97,152				97,152
Oct. 7, 2005, units issued at US $1.10 per unit, Shares	127,500
Oct. 7, 2005, units issued at US $1.10 per unit, Amount	165,154				165,154
Oct.-Dec 2005, shares issued on exercise of stock options at US $1.50 per share, Shares	25,000
Oct.-Dec 2005, shares issued on exercise of stock options at US $1.50 per share, Amount	44,147				44,147
Oct. 2005, shares issued on exercise of warrants at $3.00 per share, Shares	5,000
Oct. 2005, shares issued on exercise of warrants at $3.00 per share, Amount	15,000				15,000
Nov. 17, 2005, units issued at US $1.50 per share inclusive of 20,000 shares finder's fees, Shares	553,334
Nov. 17, 2005, units issued at US $1.50 per share inclusive of 20,000 shares finder's fees, Amount	944,800				944,800
Obligation to issue shares		8,638,667			8,638,667
Net Loss				(10,068,841)	(10,068,841)
Ending Balance, Amount at Dec. 31, 2005	2,778,791	8,638,667	894,898	(11,983,773)	328,583
Ending Balance, Shares at Dec. 31, 2005	2,435,185
Stock based compensation			2,027,384		2,027,384
January 3, 2006, shares issued for property acquisition at a market price of US $1.50 per share, Shares	4,888,889
January 3, 2006, shares issued for property acquisition at a market price of US $1.50 per share, Amount	8,638,667	(8,638,667)
Jan.-Aug. 2006, shares issued on exercise of stock options at US $1.50 per share, Shares	41,000
Jan.-Aug. 2006, shares issued on exercise of stock options at US $1.50 per share, Amount	69,317				69,317
February 2006, shares issued on exercise of warrants at $3.00 per share, Shares	74,450
February 2006, shares issued on exercise of warrants at $3.00 per share, Amount	223,350				223,350
March 7, 2006, shares issued for property acquisition at US $3.60 per share, Shares	12,500
March 7, 2006, shares issued for property acquisition at US $3.60 per share, Amount	51,772				51,772
May 24, 2006, shares issued for flow-through private placement at US $2.50 per share, Shares	34,000
May 24, 2006, shares issued for flow-through private placement at US $2.50 per share, Amount	93,585				93,585
Aug.-Nov. 2006, shares issued on exercise of warrants at US $2.50 per share, Shares	95,500
Aug.-Nov. 2006, shares issued on exercise of warrants at US $2.50 per share, Amount	269,149				269,149
Dec. 2006, shares issued for flow-through private placement at $2.30 per share, Shares	20,000
Dec. 2006, shares issued for flow-through private placement at $2.30 per share, Amount	46,000				46,000
Deferred tax recovery on 54,000 flow-through shares	(44,667)				(44,667)
Net Loss				(2,973,161)	(2,973,161)
Ending Balance, Amount at Dec. 31, 2006	12,125,964		2,922,282	(14,956,934)	91,312
Ending Balance, Shares at Dec. 31, 2006	7,601,524
Stock based compensation			113,074		113,074
March 12, 2007, shares issued for property option payment at market price of US$3.00 per share, Shares	50,000
March 12, 2007, shares issued for property option payment at market price of US$3.00 per share, Amount	175,530				175,530
March 27, 2007, shares issued for options exercise at US$1.50 per share, Shares	5,000
March 27, 2007, shares issued for options exercise at US$1.50 per share, Amount	8,760				8,760
March 31, 2007, shares issued for private placement at US$1.50 per share net of finder's fee of $4,537, Shares	26,669
March 31, 2007, shares issued for private placement at US$1.50 per share net of finder's fee of $4,537, Amount	41,647				41,647
April 3, 2007, shares issued for options exercise at US$1.50 per share, Shares	5,000
April 3, 2007, shares issued for options exercise at US$1.50 per share, Amount	8,507				8,507
June 18, 2007, shares issued for debt at US$2.00 per share, Shares	10,000
June 18, 2007, shares issued for debt at US$2.00 per share, Amount	23,306				23,306
Net Loss				(598,783)	(598,783)
Ending Balance, Amount at Dec. 31, 2007	12,383,714		3,035,356	(15,555,717)	(136,647)
Ending Balance, Shares at Dec. 31, 2007	7,698,193
Net Loss				(414,840)	(414,840)
Ending Balance, Amount at Dec. 31, 2008	12,383,714		3,035,356	(15,970,557)	(551,487)
Ending Balance, Shares at Dec. 31, 2008	7,698,193
Stock based compensation			228,510		228,510
Subscriptions received		26,375			26,375
June 22, 2009, shares issued for private placement at US$0.15 per share, Shares	4,037,500
June 22, 2009, shares issued for private placement at US$0.15 per share, Amount	683,057				683,057
Transfer derivative liability for warrants granted in the year	(339,311)				(339,311)
Warrants exercise at US$0.20 per share during the year, Shares	353,000
Warrants exercise at US$0.20 per share during the year, Amount	74,692				74,692
Transfer derivative liability for warrants exercised in the year	59,689				59,689
July 24, 2009, shares returned to treasury in exchange for US$85,000 cash payment, Shares	(4,500,000)
July 24, 2009, shares returned to treasury in exchange for US$85,000 cash payment, Amount	(95,753)				(95,753)
December 16, 2009, shares issued for amendment to property option agreement at a market price of US$0.395 per share, Shares	150,000
December 16, 2009, shares issued for amendment to property option agreement at a market price of US$0.395 per share, Amount	62,260	62,260			124,520
Net Loss				(1,092,043)	(1,092,043)
Ending Balance, Amount at Dec. 31, 2009	12,828,348	88,635	3,263,866	(17,062,600)	(881,751)
Ending Balance, Shares at Dec. 31, 2009	7,738,693
Transfer derivative liability for warrants granted in the year	(125,435)				(125,435)
Warrants exercise at US$0.20 per share during the year, Shares	766,248
Warrants exercise at US$0.20 per share during the year, Amount	159,620				159,620
Transfer derivative liability for warrants exercised in the year	134,800				134,800
February 3, 2010, shares issued for amendment to property option agreement at a market price of US$0.395 per share, Shares	150,000
February 3, 2010, shares issued for amendment to property option agreement at a market price of US$0.395 per share, Amount	62,260	(62,260)
February 18, 2010, shares issued for private placement at US$0.15 per share, net of finance fee, Shares	1,613,162
February 18, 2010, shares issued for private placement at US$0.15 per share, net of finance fee, Amount	247,214	(26,375)			220,839
Net Loss				263,194	263,194
Ending Balance, Amount at Dec. 31, 2010	13,306,807		3,263,866	(16,799,406)	(228,733)
Ending Balance, Shares at Dec. 31, 2010	10,268,103
February 22, 2011, shares issued for property option payment at US$0.15 per share market price, Shares	100,000
February 22, 2011, shares issued for property option payment at US$0.15 per share market price, Amount	15,000				15,000
Net Loss				(189,503)	(189,503)
Ending Balance, Amount at Dec. 31, 2011	13,321,807		3,263,866	(16,988,909)	(403,236)
Ending Balance, Shares at Dec. 31, 2011	10,368,103
April 13, 2012, units issued for private placement at $0.05 per share, Shares	3,074,120
April 13, 2012, units issued for private placement at $0.05 per share, Amount	153,706				153,706
April 20, 2012, shares issued for property at $0.05 per share, Shares	300,000
April 20, 2012, shares issued for property at $0.05 per share, Amount	15,000				15,000
Recognition of 9 months management fees $5,000/month			45,000		45,000
Net Loss				(51,039)	(51,039)
Ending Balance, Amount at Dec. 31, 2012	13,490,513		3,308,866	(17,039,948)	(240,569)
Ending Balance, Shares at Dec. 31, 2012	13,742,223

Statements of Cash Flows (CAD)	12 Months Ended			211 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss )	(51,039)	(189,503)	263,194	(17,039,948)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	212	284	382	7,173
Stock based compensation		63,708		3,017,076
Shares issued for mineral property acquisition	15,000	15,000	62,260	9,184,881
Obligation to issue for mineral property acquisition			(62,260)
Shares issued for debt				23,306
Non-cash management fees	45,000			45,000
Deferred tax recovery				(67,162)
Fair value adjustment of derivative liabilities	(1,115)	(62,655)	(634,555)	(333,965)
Gain on write-off of debt	(20,000)			(20,000)
Changes in non-cash operating working capital items:
Prepaid expenses	(1,001)	5,500	(5,207)	(2,085)
Other receivable	(630)	11,078	(2,454)	(1,295)
Accounts payable	21,463	41,983	18,944	216,658
NET CASH FLOWS USED IN OPERATING ACTIVITIES	7,890	(114,605)	(359,696)	(4,970,361)
CASH FLOWS USED IN INVESTING ACTIVITIES
legal settlement				(95,753)
Equipment				(7,845)
NET CASH FLOWS USED IN INVESTING ACTIVITIES				(103,598)
CASH FLOWS FROM FINANCING ACTIVITIES
Loan payable	(38,465)	56,054	(851)	43,600
Due to related parties	(122,645)	56,612	(18,907)	309,124
Net proceeds on sale of common stock	1,537,060		406,834	4,722,999
Obligation to issue shares			(26,375)
NET CASH FLOWS FROM FINANCING ACTIVITIES	(7,404)	112,666	360,701	5,075,723
INCREASE (DECREASE) IN CASH	486	(1,939)	1,005	1,764
CASH, BEGINNING OF YEAR	1,278	3,217	2,212
CASH, END OF YEAR	1,764	1,278	3,217	1,764

Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization And Basis Of Presentation
ORGANIZATION AND BASIS OF PRESENTATION

1.	ORGANIZATION AND BASIS OF PRESENTATION

Organization

The Company was incorporated in the Province of British Columbia, Canada on June 16, 1995. The Company is in the business of mineral exploration. The address of the Company’s corporate office and principal place of business is Suite 614 – 475 Howe Street, Vancouver, British Columbia, V6C 2B3. The Company’s shares are publicly traded on the Over-The-Counter Bulletin Board in the United States. The Company is a reporting issuer in both the United States and in British Columbia.

Exploration Stage Activities

The Company has not produced any revenues from its principal business or commenced significant commercial operations and is considered an exploration stage company as defined by SEC Guide 7 with reference to Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) topic 915. In the exploration stage, management devotes most of its activities to conducting exploratory programs and developing business plans.

Going Concern Uncertainty

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. This contemplates that assets will be realized and liabilities and commitments satisfied in the normal course of business. The Company has accumulated a net loss of $17,039,948 since its inception. There is a working capital deficiency of $241,240 and the Company has no sources of operating revenue. The continuance of the Company is dependent upon its ability to obtain additional financing as needed to pursue new business opportunities and ultimately upon generating profitable operations from its mineral property exploration and development activities. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management has plans to seek additional capital through private placements of its common stock and loans from related parties to fund expenditures for the next year. Although there are no assurances that management’s plans will be realized, management believes that the Company will be able to continue operations in the future. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that might be necessary in the event the Company cannot continue as a going concern.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The Company’s functional and reporting currency is the Canadian dollar. The significant accounting policies are summarized below:

a)	Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents. As at December 31, 2012 and 2011 the Company has only cash on deposit.

b)	Mineral Claim Payments and Exploration Expenditures

The Company is engaged in the acquisition and exploration of mineral properties. Mineral property exploration costs are expensed as incurred. Acquisition costs are initially capitalized when incurred. The Company assesses the carrying amount of mineral property assets for impairment under the FASB ASC topic 360 at each fiscal quarter end. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs subsequently incurred to develop such properties are capitalized. Upon commercial production the carrying value will be amortized using the units-of-production method over the established life of the proven and probable reserves. If mineral properties are subsequently abandoned or impaired, any non-recoverable amount will be charged to operations.

c)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions of future events that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period. Significant areas requiring the use of management estimates relate to allocations of expenditures to resource property interests, deferred tax disclosures, asset impairment tests, and determination of fair value transactions involving common stock and non monitory transactions, warrants, options, derivative liabilities, deferred tax balances and valuation allowances. Financial results as determined by actual events could differ from those estimates.

d)	Equipment

Equipment is stated at cost less accumulated depreciation. Depreciation is calculated using the declining balance method as follows:

Office furniture	20% on declining balance basis
Computer equipment	30% on declining balance basis

e)	Environmental and reclamation obligation

Environmental expenditures that relate to current operations are charged to operations or capitalized as appropriate. Expenditures that relate to an existing condition caused by past operations, and which do not contribute to current or future revenue generation, are charged to operations. Liabilities are recorded when environmental assessments and/or remedial efforts are probable, and the cost can be reasonably estimated. Generally, the timing of these accruals coincides with the earlier of completion of a feasibility study or the Company’s commitments to plan of action based on the then known facts.

f)	Foreign Currency Translation

The functional currency of the Company is Canadian dollars and these financial statements are presented in Canadian dollars unless otherwise noted. Foreign denominated monetary assets and liabilities are translated to their Canadian dollar equivalents using foreign exchange rates in effect at the balance sheet date. Non-monetary items are translated at historical exchange rates, except for items carried at market value, which are translated at the rate of exchange in effect at the balance sheet date. Revenues and expenses are translated at average rates of exchange during the year. Exchange gains and losses arising on foreign currency translation are included in the determination of operating results for the period.

g)	Risk Management

Foreign Exchange Risk

The Company is subject to foreign exchange risk for purchases denominated in foreign currencies. The Company operates primarily in Canada and Brazil and is exposed to foreign currency risk due to the fluctuation between the currency in which the Company operates and the United States Dollar. Foreign currency risk arises from the fluctuation of foreign exchange rates and the degree of volatility of these rates relative to the United States dollar.

Credit risk

The risk in cash accounts is managed through the use of a major financial institution which has high credit quality as determined by the rating agencies. As at December 31, 2012, the Company does not have significant concentrations of credit exposure.

h)	Financial Instruments and Risk Management (continued)

Interest rate risk

The Company has no significant exposure to interest rate fluctuation risk.

i)	Income Taxes

Income taxes are accounted for under the asset and liability method as stipulated by ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis together with information on operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be reversed or settled. Under ASC 740, the effect on deferred tax assets and liabilities or a change in tax rate is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced to estimated amounts to be realized by the use of a valuation allowance. A valuation allowance is applied when, in management’s view, it is more likely than not that such deferred tax will not be utilized.

In the event that an uncertain tax position exists in which the Company could incur income taxes, penalties or interest, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities. Reserves for uncertain tax positions would then be recorded if the Company determined it is probable that a position would not be sustained upon examination or if a payment would have to be made to a taxing authority and the amount is reasonably estimable. As of December 31, 2012, the Company does not believe it has any uncertain tax positions that would result in the Company incurring a liability to a taxing authorities.

j)	Stock Based Compensation

The Company has a stock-based compensation plan which is described more fully in Note 7. The Company measures the compensation cost of stock options and other stock-based awards to employees and directors at fair value at the grant date and recognizes compensation expense over the requisite service period for awards expected to vest.

Except for transactions with employees and directors, all transactions in which goods or services are the consideration received for the issuance of equity instruments, are accounted for based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Additionally, the Company has determined that the dates used to value the transaction are either:

(1)	The date at which a commitment for performance by the counter party to earn the equity instruments is established; or
(2)	The date at which the counter party’s performance is complete.

k)	Comprehensive Income (Loss)

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at December 31, 2012, 2011 and 2010, the Company has no items that represent a comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

l)	Basic and Diluted Loss Per Share

Basic net loss per share is computed by dividing the net loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the reporting period. Diluted net income per common share includes the dilution that could occur upon the exercise of options and warrants to acquire common stock, computed using the treasury stock method which assumes that the increase in the number of shares is reduced by the number of shares that the Company could have repurchased with the proceeds from the exercise of options and warrants (which are assumed to have been made at the average market price of the common shares during the reporting period).

Common stock equivalents from stock options and warrants were excluded from the calculation of net loss per share for December 31, 2012, 2011 and 2010 as their effect is anti-dilutive.

m)	Recently Adopted Accounting Policies

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial statements.

Equipment	12 Months Ended
Dec. 31, 2012
Equipment
EQUIPMENT

3.	EQUIPMENT

	2012			2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	depreciation	Value	Cost	depreciation	Value
	$	$	$	$	$	$
Office furniture	2,812	2,388	424	2,812	2,282	530
Computer equipment	5,033	4,786	247	5,033	4,680	353
	7,845	7,174	671	7,845	6,962	883

Mineral Exploration Properties	12 Months Ended
Dec. 31, 2012
Mineral Exploration Properties
MINERAL EXPLORATION PROPERTIES

4.	MINERAL EXPLORATION PROPERTIES

a)	The Pires Gold Project, Brazil

On June 17, 2009, and as amended on November 13, 2009, the Company signed a definitive Mineral Property Option agreement with Infogeo Servicos E Locacoes (“Infogeo”), a private arms length Brazilian company, whereby the Company received an option to acquire up to a 100% interest in the Pires Gold Project (“Pires” or the “Pires Property”), pursuant to the following terms:

To earn a 40% interest in the property (First Milestone), in year one:

i)	pay to the optionor (or its nominee) US $50,000 as follows:
(A) US $25,000 within seven days of the execution of this agreement (paid), and
(B) US $25,000 within 45 days of the execution of this agreement (paid); and
ii)	expend not less than US $300,000 (the “First Target”) in exploration expenditures on the property on or before May 31, 2010 (incurred).

To earn an additional 20% (60 % total) interest in the property (Second Milestone), in year two:

i)	paying US $100,000 to the optionor (or its nominee) on or before January 16, 2010 (paid), and
ii)	expend not less than US $300,000 (less the amount by which any exploration expenditures pursuant to item (ii) of the First Milestone exceeded the First Target) (the “Second Target”) in exploration expenditures on the property before January 16, 2011.

To earn an additional 15% (75% Total) interest in the property option (Third Milestone), in year three:

i)	issue to the Optionor 100,000 common shares of the Company on or before January 16, 2011(issued), and
ii)	expend up to US $1,000,000 to complete and submit a final report by January 16, 2012.

Option to Purchase 25% (100% total) (Upon completion of the Third Milestone)

Purchase up to 20% of the interest in the property, by paying the Optionor US $1,000,000 for each 5% incremental interest in the Property, and US $2,000,000 for the remaining 5% interest.

Pursuant to an amendment on November 13, 2009, the Company agreed to issue a total of 300,000 (150,000 issued prior to December 31, 2009 and 150,000 issued prior to December 31, 2010) common shares of the Company in return for extension of the Year 1 exploration expenditures requirement. The Company recorded $62,260 for 150,000 shares issued during the year ended December 31, 2009 in capital stock and $62,260 for the remaining 150,000 shares as an obligation to issue shares as at December 31, 2009, and the shares were issued during the year ended December 31, 2010.

The Company did not incur the additional expenditures required and as a result, as of December 31, 2010, had earned only the initial 40% interest in the Pires Property.

On February 18, 2010, the Company signed a Letter of Intent (“LOI”) with Ansell Capital Corp., (“Ansell”) a TSX Venture listed company, pursuant to which Ansell proposed to acquire all of the outstanding and issued shares of the Company through a plan of arrangement (the “Plan of Arrangement”) under the British Columbia Corporations Act. The terms of the Arrangement will provide for a one to one common share, option and warrant swap between Ansell and the Company’s shareholders.

Pursuant to the terms of the LOI, Ansell agreed to: (a) incur no less than US $200,000 (incurred) to be jointly administered by Ansell and the Company, which funds to be spent on qualifying expenditures to satisfy the Company’s work commitments in respect of the Pires Property work commitment; and (b) advance the Company $75,000 (received) to pay certain agreed payables prior to the execution of the definitive agreement for a 25% interest in Entourage’s First Milestone of the Pires Gold project. The Company recorded the $75,000 payment received in 2010 as a reduction of mineral property costs. The Company has the right to repurchase the 25% interest by paying back all advances by Ansell for a period of 12 months after termination of the LOI. On July 14, 2010 the Company was notified by Ansell that it would not be proceeding with the Plan of Arrangement.

On March 14, 2012, the Company agreed to sell the Company’s interest in the Pires Gold Project to a third party for $100,480 (US $100,000) payable in two tranches, the first on signing (received) and the second no later than June 30, 2012 (received). On March 30, 2012, the Company agreed to purchase the 10% interest earned by Ansell Capital in the Pires Gold Project for $10,000 (US $10,000) cash (payable) and the issuance of 300,000 shares from treasury (issued) at a fair value of $0.05 per common share. As a result, the Company recorded a net recovery of $70,169, net of other costs of $5,311.

(b)	Doran Property, Quebec

i)	By agreement dated March 15, 2005, the Company obtained an option to acquire a 100% interest in certain mineral properties in south-central Quebec (the “Doran Property”) in exchange for cash payments of $220,000, the issuance of 75,000 common shares and the expenditure of $1,000,000 on the Doran Property over three years, as follows:

a.	$35,000 and 12,500 common shares within ten business days of the date of approval of the agreement (paid and issued);
b.	$35,000 and 12,500 common shares on or before March 15, 2006 (paid and issued); and expending $200,000 on or before March 15, 2006 (incurred);
c.	$75,000 (paid) and 25,000 common shares on or before March 15, 2007 (issued); and expending $300,000 on or before March 15, 2007 (incurred by Abbastar Holdings Inc. (“Abbastar”) – Note 4b iii); and
d.	$75,000 (paid by Abbastar – Note 4b iii) and 25,000 common shares on or before March 15, 2008 (issued); and expend an additional $500,000 on or before March 15, 2008 (incurred by Abbastar – Note 4b iii).

All the above terms have been met and the Company earned 100% interest in the property subject to Abbastar’s interest (Note 4b iii)). The Company has allowed certain claims to lapse, and at December 31, 2012 held a total of 18 claims. Subsequent to December 31, 2012 a further 15 claims lapsed.

ii)	The property interest is subject to a 2.5% Net Smelter Return (NSR). The Company has the right to purchase up to three-fifths of the NSR, or 1.5%, for $1,750,000.

iii)	On February 13, 2007 the Company entered into an option agreement (the “Option”) with Abbastar, a TSX Venture Exchange listed company, whereby Abbastar may earn up to a 70% interest in the Doran Property by making a one time cash payment of $100,000 (received) Abbastat incurring exploration expenditures of $5,000,000 on the Doran Property over 4 years (The Company retains the right to purchase the NSR on the Doran Property). The terms of the Option provide that Abbastar may earn its interest in the Doran property as follows:

a.	20% interest by spending $500,000 in exploration costs on or before February 13, 2008 (incurred);
b.	15% additional interest by expending an additional $1,000,000 on or before February 13, 2009 (incurred);
c.	15% additional interest by expending an additional $1,500,000 on or before February 13, 2010; and
d.	20% additional interest by expending an additional $2,000,000 on or before February 13, 2011.

As of December 31, 2012, Abbastar had earned a 35% interest in the Doran property but has allowed the balance of their option to expire.

Loans Payable	12 Months Ended
Dec. 31, 2012
Loans Payable
LOANS PAYABLE

5.	LOANS PAYABLE

On September 16, 2010, an arm’s length party loaned the Company $24, 872 (2011: $25,445) (US $25,000) for an initial period of 90 days bearing interest at 12% per annum. The loan is unsecured. The loan has been amended to be payable on demand. As at December 31, 2012, accrued interest of $6,844 (2011 - $3,940) was included on the loan payable.

During the year ended December 31, 2011, a non-arms length party loaned the Company $10,000 for an initial period of 90 days bearing interest at 12% per annum. The loan is unsecured. The loan has been amended to be payable on demand. As at December 31, 2012, accrued interest of $1,884 (2011 - $1,180) was included in the loan payable.

During the year ended December 31, 2011, arms’ length parties loaned the Company a total of $41,000 that was non-interest bearing and payable on demand. On April 17, 2012, the Company closed a private placement of which 820,000 common share units were issued at $0.05 per unit for the settlement of these loans (Note 7).

Derivative Liabilities	12 Months Ended
Dec. 31, 2012
Derivative Liabilities
DERIVATIVE LIABILITIES

6.	DERIVATIVE LIABILITY

Derivative liability consists of outstanding warrants that have exercise prices denominated in U S dollars. The fair value of these warrants as at December 31, 2012 and 2011 is as follows:

	Exercise price		2012	2011
1,613,162 warrants expiring on Jan 25, 2012	$	US 0.25	$-	$1,115

The fair value of these warrants was determined using the Black-Scholes option pricing model using the following assumptions:

	2012	2011
Volatility	-	413%
Dividend yield	-	-
Risk-free interest rate	-	0.97%
Expected life	-	0.07yr

Capital Stock	12 Months Ended
Dec. 31, 2012
Capital Stock
CAPITAL STOCK

7.	CAPITAL STOCK

a)	Issued Shares

Pursuant to the mineral property option agreement for the Pires Gold Project, on February 22, 2011, the Company issued a total of 100,000 common shares with a fair value of US $15,000.

Pursuant to a non-brokered private placement, the Company issued at total of 3,074,120 Units on April 13, 2012 for total proceeds of $153,706 at $0.05 per unit. Each unit consists of one common share of the Company and one half share purchase warrant. Each whole warrant is exercisable on or before April 13, 2013 at a price of $0.10 per share and on or before April 13, 2014 at a price of $0.15 per share.

On March 30, 2012, the Company agreed to purchase the 10% interest earned by Ansell Capital in the Pires Gold Project for $10,000 cash and the issuance of 300,000 shares from treasury. The shares have been issued at a fair value of $0.05 per common share (Note 4).

b)	Stock Options

In February 2004, the Company implemented a Stock Option Plan (“SOP”) for its officers, directors and employees to allow for up to 160,000 share purchase options to be granted at US $2.50 per share, for a period not to exceed five years. In November 2004, the SOP was amended to provide for the issuance of up to 220,000 incentive stock options to directors, officers, employees and non-investor relations consultants. During January 2006, the Company increased the stock option plan from 220,000 shares to 720,000 shares.

Activity under the SOP is summarized as follows:

	Options Outstanding	Weighted Average Exercise Price (U.S. $)	Weighted Average Life
Balance, December 31, 2010	720,000	0.35	3.60
Options cancelled during the year	720,000	0.35	-
Balance, December 31, 2011 and 2012	-	-	-

There has been no activity in number of options outstanding during the year ended December 31, 2012.

c)	Warrants

On January 25, 2010, pursuant to a private placement, 1,613,162 warrants at an exercise price of US $0.25 per share were issued. Each warrant was exchangeable for one common share and expired on January 25, 2011. During the year ended December 31, 2011, the expiry date of the warrants was extended one year to January 25, 2012 with no other changes to the terms of the warrants. The fair value of the term extension was calculated to be $63,708 using the Black-Scholes option pricing model with the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 164%, (3) risk free interest rate of 1.32% and, (4) expected life of 1 year. The $63,708 was recorded as a stock-based financing fee. The warrants expired unexercised on January 25, 2012.

On April 13, 2012, pursuant to a private placement, 1,537,060 warrants at an exercise price of $0.10 in the first year and $0.15 in the second year were issued. Activity in warrants is summarized as follows:

		Weighted
	Warrants Outstanding	Average Exercise Price		Weighted Average Life
Balance, December 31, 2010 and 2011	1,613,162	$	US 0.25	0.07
Issued during the year	1,537,060		$0.10/$0.15	1.00/2.00
Exercised during the year	-		-	-
Expired during the year	(1,613,162)	$	US 0.25	-
Balance, December 31, 2012	1,537,060		$0.10/0.15	0.28/1.28

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
RELATED PARTY TRANSACTIONS

8.	RELATED PARTY TRANSACTIONS

Amounts payable to related parties as of December 31, 2012 of $6,126 (2011 - $128,771) are owing to directors, former directors, a company controlled by an officer and to a public company with directors in common, for management fees, consulting fees and for expenses paid on behalf of the Company. The amounts are non-interest bearing, unsecured, and have no fixed terms of repayment.

During the year ended December 31, 2012, the Company incurred $60,000 (2011 - $60,000; 2010 - $70,500) in management fees to its directors and officers. Effective April 1, 2012, the directors of the Company agreed to waive their management fees until the Company has the financial resources to extinguish their debt. In accordance with U.S. GAAP, the Company recorded $45,000 in management fees as an increase to additional paid-in capital.

During the year ended December 31, 2012, the Company advanced $1,001 (2011 - $nil) to a director of the Company for expenses to be incurred. As at December 31, 2012, this amount was included in prepaid expenses.

The above transactions have been recorded at their exchange amount being the amount of consideration established and agreed to by the related parties.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
INCOME TAXES

9.	INCOME TAXES

The actual income tax provisions differ from the expected amounts calculated by applying the Canadian combined federal and provincial corporate income tax rates to the Company’s loss before income taxes. The components of these differences are as follows:

	2012	2011	2010
	$	$	$
Income (loss) before income tax	(51,039)	(189,503)	263,194
Combined statutory rate	25%	27%	29%
Expected income tax expense (recovery)	(12,500)	(50,000)	75,000

Increase (decrease) resulting from:
Impact of tax rate changes	-	3,000	(10,000)
Permanent differences and other	11,000	-	5,000
Change in valuation allowance	1,500	47,000	(70,000)
Future income tax provision (recovery)	-	-	-

The Company’s tax-effected deferred income tax assets are estimated as follows:

	2012	2011	2010
	$	$	$
Mineral properties tax basis in excess of carrying value	2,631,000	2,649,000	2,637,000
Non-capital losses available	513,000	494,000	457,000
Other	2,000	3,000	4,000
Potential deferred income tax assets	3,147,000	3,145,000	3,098,000
Less: valuation allowance	(3,147,000)	(3,145,000)	(3,098,000)
Net Deferred Income Tax Asset	-	-	-

As the criteria for recognizing deferred income tax assets have not been met due to the uncertainty of realization, a valuation allowance of 100% has been recorded for the current and prior year.

The Company has approximately $2,037,000 (2010 - $1,974,000) of non-capital losses which can be applied to reduce future taxable income, expiring as follows:

Year of Expiry	Amount
$
2014	212,000
2015	211,000
2026	336,000
2027	429,000
2028	422,000
2029	-
2030	217,000
2031	146,000
2032	64,000
2,037,000

The Company has certain resource related deductions and other losses of approximately $10,524,000 (2011 -$10,595,000) which may be available to be offset against future taxable income in Canada. The realization of these tax balances in future years if available will be recorded as an adjustment to the valuation allowance and corporate tax provision in the year realized.

Supplemental Cash Flow Information and Non-Cash Investing and Financing Activities	12 Months Ended
Dec. 31, 2012
Deferred tax recovery on 54,000 flow-through shares [Default Label]
SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES

10.	SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES

	Year ended	Year ended	Year ended
	December 31, 2012	December 31, 2011	December 31, 2010
Cash paid during the year for:	$	$	$
Interest	500	-	1,877
Income taxes	-	-	-

During the year ended December 31, 2012, the Company:

a)	issued 300,000 shares with a fair value of $15,000 pursuant to the Mineral Property acquisition agreement on the Pires Gold Project for the 10% interest earned by Ansell Capital (Note 4);
b)	recorded $20,000 forgiveness of debt.

During the year ended December 31, 2011, the Company:

a)	issued 100,000 shares with a fair value of $15,000 under the option agreement to acquire an interest in the Pires Gold Project (Note 4).

During the year ended December 31, 2010, the Company:

a)	issued 150,000 shares with a fair value of $62,260 under the option agreement to acquire an interest in the Pires Gold Project (Note 4) which was recorded as obligation to issue shares as at December 31, 2009.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
FINANCIAL INSTRUMENTS

11.	FINANCIAL INSTRUMENTS

The FASB ASC topic 820 on fair value measurement and disclosures establishes three levels of inputs that may be used to measure fair value: quoted prices in active markets for identical assets or liabilities (referred to as Level 1), observable inputs other than Level 1 that are observable for the asset or liability either directly or indirectly (referred to as Level 2), and unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities (referred to as Level 3).

The carrying values and fair values of the Company’s financial instruments are as follows:

		DECEMBER 31, 2012		DECEMBER 31, 2011
		CARRYING	FAIR	CARRYING	FAIR
	LEVEL	VALUE	VALUE	VALUE	VALUE
Financial assets
Cash	1	$1,764	$1,764	$1,278	$1,278
Other receivable	3	1,295	1,295	665	665
		$3,056	$3,056	$1,943	$1,943
Financial liabilities
Accounts payable	3	$196,658	$196,658	$195,195	$195,195
Loans payable	3	43,600	43,600	82,065	82,065
Derivative liability	3	-	-	1,115	1,115
Due to related parties	3	6,126	6,126	128,771	128,771
		$246,384	$246,384	$407,146	$407,146

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
SUBSEQUENT EVENTS

12.	SUBSEQUENT EVENTS

Subsequent events were reviewed to the date the financial statements were issued.

On June 27, 2013, the Company entered in a loan agreement with a non-related party in the amount of $40,000 which is unsecured, bears interest at 0.5% per annum compounded annually and is due on demand within 15 days written notice.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Policies
Cash and Cash Equivalents
Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.  As at December 31, 2012 and 2011 the Company has only cash on deposit.

Mineral Claim Payments and Exploration Expenditures
Mineral Claim Payments and Exploration Expenditures

The Company is engaged in the acquisition and exploration of mineral properties. Mineral property exploration costs are expensed as incurred. Acquisition costs are initially capitalized when incurred.  The Company assesses the carrying amount of mineral property assets for impairment under the FASB ASC topic 360 at each fiscal quarter end. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs subsequently incurred to develop such properties are capitalized. Upon commercial production the carrying value will be amortized using the units-of-production method over the established life of the proven and probable reserves. If mineral properties are subsequently abandoned or impaired, any non-recoverable amount will be charged to operations.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions of future events that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period.   Significant areas requiring the use of management estimates relate to allocations of expenditures to resource property interests, deferred tax disclosures, asset impairment tests, and determination of fair value transactions involving common stock and non monitory transactions, warrants, options, derivative liabilities, deferred tax balances and valuation allowances. Financial results as determined by actual events could differ from those estimates.

Equipment

Equipment

Equipment is stated at cost less accumulated depreciation.  Depreciation is calculated using the declining balance method as follows:

Office furniture	20% on declining balance basis
Computer equipment	30% on declining balance basis

Environmental and reclamation obligation
Environmental and reclamation obligation

Environmental expenditures that relate to current operations are charged to operations or capitalized as appropriate.  Expenditures that relate to an existing condition caused by past operations, and which do not contribute to current or future revenue generation, are charged to operations.   Liabilities are recorded when environmental assessments and/or remedial efforts are probable, and the cost can be reasonably estimated.  Generally, the timing of these accruals coincides with the earlier of completion of a feasibility study or the Company’s commitments to plan of action based on the then known facts.

Foreign Currency Translation
Foreign Currency Translation

The functional currency of the Company is Canadian dollars and these financial statements are presented in Canadian dollars unless otherwise noted.  Foreign denominated monetary assets and liabilities are translated to their Canadian dollar equivalents using foreign exchange rates in effect at the balance sheet date.  Non-monetary items are translated at historical exchange rates, except for items carried at market value, which are translated at the rate of exchange in effect at the balance sheet date.  Revenues and expenses are translated at average rates of exchange during the year.  Exchange gains and losses arising on foreign currency translation are included in the determination of operating results for the period.

Financial Instruments and Risk Management

Risk Management

Foreign Exchange Risk

The Company is subject to foreign exchange risk for purchases denominated in foreign currencies. The Company operates primarily in Canada and Brazil and is exposed to foreign currency risk due to the fluctuation between the currency in which the Company operates and the United States Dollar. Foreign currency risk arises from the fluctuation of foreign exchange rates and the degree of volatility of these rates relative to the United States dollar.

Credit risk

The risk in cash accounts is managed through the use of a major financial institution which has high credit quality as determined by the rating agencies. As at December 31, 2012, the Company does not have significant concentrations of credit exposure.

Interest rate risk

The Company has no significant exposure to interest rate fluctuation risk.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method as stipulated by ASC 740 . Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis together with information on operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be reversed or settled. Under ASC 740, the effect on deferred tax assets and liabilities or a change in tax rate is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced to estimated amounts to be realized by the use of a valuation allowance. valuation allowance is applied when, in management view, it is more likely than not that such deferred tax will not be utilized.

In the event that an uncertain tax position exists in which the Company could incur income taxes, penalties or interest, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities. Reserves for uncertain tax positions would then be recorded if the Company determined it is probable that a position would not be sustained upon examination or if a payment would have to be made to a taxing authority and the amount is reasonably estimable. As of December 31, 2012, the Company does not believe it has any uncertain tax positions that would result in the Company incurring a liability to a taxing authorities.

Stock Based Compensation

Stock Based Compensation

The Company has a stock-based compensation plan which is described more fully in Note 7. The Company measures the compensation cost of stock options and other stock-based awards to employees and directors at fair value at the grant date and recognizes compensation expense over the requisite service period for awards expected to vest.

Except for transactions with employees and directors, all transactions in which goods or services are the consideration received for the issuance of equity instruments, are accounted for based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Additionally, the Company has determined that the dates used to value the transaction are either:

(1) The date at which a commitment for performance by the counter party to earn the equity instrument is established; or

(2)  The date at which the counter party’s performance is complete.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at December 31, 2012, 2011 and 2010, the Company has no items that represent a comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Equipment Tables
Summary of Equipment
	2012			2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	depreciation	Value	Cost	depreciation	Value
	$	$	$	$	$	$
Office furniture	2,812	2,388	424	2,812	2,282	530
Computer equipment	5,033	4,786	247	5,033	4,680	353
	7,845	7,174	671	7,845	6,962	883

Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Liabilities Tables
Fair value of warrants	The fair value of these warrants as at December 31, 2012 and 2011 is as follows:
	Exercise	2012	2011
	price
1,613,162 warrants expiring on Jan 25, 2012	$ US 0.25	$-	$1,115

Fair value of warrents, using pricing model

The fair value of these warrants was determined using the Black-Scholes option pricing model using the following assumptions:

	2012	2011
Volatility	-	413%
Dividend yield	-	-
Risk-free interest rate	-	0.97%
Expected life	-	0.07yr

Capital Stock (Tables)	12 Months Ended
Dec. 31, 2012
Capital Stock Tables
Activity under stock option plan

Activity under the SOP is summarized as follows:

	Options Outstanding	Weighted Average Exercise Price (U.S. $)	Weighted Average Life
Balance, December 31, 2010	720,000	0.35	3.60
Options cancelled during the year	720,000	0.35	-
Balance, December 31, 2011 and 2012	-	-	-

Activity in warrants

Activity under the SOP is summarized as follows:

		Weighted
	Warrants Outstanding	Average Exercise Price		Weighted Average Life
Balance, December 31, 2010 and 2011	1,613,162	$	US 0.25	0.07
Issued during the year	1,537,060		$0.10/$0.15	1.00/2.00
Exercised during the year	-		-	-
Expired during the year	(1,613,162)	$	US 0.25	-
Balance, December 31, 2012	1,537,060		$0.10/0.15	0.28/1.28

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Reconciliation of the Canadian combined federal and provincial corporate income tax rates to the Company's loss before income taxes

The actual income tax provisions differ from the expected amounts calculated by applying the Canadian combined federal and provincial corporate income tax rates to the Company’s loss before income taxes. The components of these differences are as follows:

	2012	2011	2010
	$	$	$
Income (loss) before income tax	(51,039)	(189,503)	263,194
Combined statutory rate	25%	27%	29%
Expected income tax expense (recovery)	(12,500)	(50,000)	75,000

Increase (decrease) resulting from:
Impact of tax rate changes	-	3,000	(10,000)
Permanent differences and other	11,000	-	5,000
Change in valuation allowance	1,500	47,000	(70,000)
Future income tax provision (recovery)	-	-	-

Tax-effected deferred income tax assets

The Company’s tax-effected deferred income tax assets are estimated as follows:

	2012	2011	2010
	$	$	$
Mineral properties tax basis in excess of carrying value	2,631,000	2,649,000	2,637,000
Non-capital losses available	513,000	494,000	457,000
Other	2,000	3,000	4,000
Potential deferred income tax assets	3,147,000	3,145,000	3,098,000
Less: valuation allowance	(3,147,000)	(3,145,000)	(3,098,000)
Net Deferred Income Tax Asset	-	-	-

Non-capital losses reduce future taxable

The Company has approximately $2,037,000 (2010 - $1,974,000) of non-capital losses which can be applied to reduce future taxable income, expiring as follows:

Year of Expiry	Amount
$
2014	212,000
2015	211,000
2026	336,000
2027	429,000
2028	422,000
2029	-
2030	217,000
2031	146,000
2032	64,000
2,037,000

Supplemental Cash Flow Information and Non-Cash Investing and Financing Activities (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information And Non-Cash Investing And Financing Activities Tables
SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES
	Year ended	Year ended	Year ended
	December 31, 2012	December 31, 2011	December 31, 2010
Cash paid during the year for:	$	$	$
Interest	500	-	1,877
Income taxes	-	-	-

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments Tables
Carrying values and fair values of the Company's financial instruments

The carrying values and fair values of the Company’s financial instruments are as follows:

		DECEMBER 31, 2012		DECEMBER 31, 2011
		CARRYING	FAIR	CARRYING	FAIR
	LEVEL	VALUE	VALUE	VALUE	VALUE
Financial assets
Cash	1	$1,764	$1,764	$1,278	$1,278
Other receivable	3	1,295	1,295	665	665
		$3,056	$3,056	$1,943	$1,943
Financial liabilities
Accounts payable	3	$196,658	$196,658	$195,195	$195,195
Loans payable	3	43,600	43,600	82,065	82,065
Derivative liability	3	-	-	1,115	1,115
Due to related parties	3	6,126	6,126	128,771	128,771
		$246,384	$246,384	$407,146	$407,146

Organization and Basis of Presentation (Details Narrative) (CAD)	12 Months Ended	211 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Organization And Basis Of Presentation Details Narrative
Net accumulated loss		17,039,948
Working capital deficiency	241,240

Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
Dec. 31, 2012
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate declining balance basis	30.00%
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate declining balance basis	20.00%

Equipment (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Summary of Equipment:
Cost	7,845	7,845
Accumulated depreciation	7,174	6,962
Net Book Value	671	883
Office Furniture [Member]
Summary of Equipment:
Cost	2,812	2,812
Accumulated depreciation	2,388	2,282
Net Book Value	424	530
Computer Equipment [Member]
Summary of Equipment:
Cost	5,033	5,033
Accumulated depreciation	4,786	4,680
Net Book Value	247	353

Mineral Exploration Properties (Details)	Dec. 31, 2012 Net Smelter Return [Member] CAD	Nov. 30, 2009 Pires Gold Project [Member] Brazil [Member]	Dec. 31, 2009 Pires Gold Project [Member] Brazil [Member] USD ($)	Dec. 31, 2012 Pires Gold Project [Member] Brazil [Member] CAD	Jul. 14, 2011 Pires Gold Project [Member] Brazil [Member]	Dec. 31, 2010 Pires Gold Project [Member] Brazil [Member] CAD	Jun. 30, 2012 Pires Gold Project [Member] Brazil [Member] CAD	Mar. 30, 2012 Pires Gold Project [Member] Brazil [Member] CAD	Jun. 17, 2009 Pires Gold Project [Member] Brazil [Member]	Jun. 24, 2009 Pires Gold Project [Member] Milestone One of Property Acquisition [Member] Brazil [Member] USD ($)	Aug. 01, 2009 Pires Gold Project [Member] Milestone One of Property Acquisition [Member] Brazil [Member] USD ($)	May 31, 2010 Pires Gold Project [Member] Milestone One of Property Acquisition [Member] Brazil [Member] USD ($)	Dec. 31, 2012 Pires Gold Project [Member] Milestone Four of Property Acquisition [Member] Brazil [Member]	Jan. 16, 2012 Pires Gold Project [Member] Milestone Three of Property Acquisition [Member] Brazil [Member] USD ($)	Jan. 16, 2011 Pires Gold Project [Member] Milestone Two of Property Acquisition [Member] Brazil [Member] USD ($)	Dec. 31, 2012 Pires Gold Project [Member] Twenty Percent of Property Interest [Member] Milestone Four of Property Acquisition [Member] Brazil [Member] USD ($)	Dec. 31, 2012 Pires Gold Project [Member] Five Percent of Property Interest [Member] Milestone Four of Property Acquisition [Member] Brazil [Member] USD ($)	Mar. 25, 2005 Doran Property [Member] Quebec [Member]	Dec. 31, 2012 Doran Property [Member] Quebec [Member]	Mar. 15, 2008 Doran Property [Member] Quebec [Member] CAD	Mar. 15, 2007 Doran Property [Member] Quebec [Member] CAD	Mar. 15, 2006 Doran Property [Member] Quebec [Member] CAD	Mar. 15, 2008 Doran Property [Member] Quebec [Member] CAD	Feb. 13, 2011 Doran Property [Member] Quebec [Member] CAD	Mar. 15, 2005 Doran Property [Member] Quebec [Member]	Feb. 13, 2011 Doran Property [Member] Twenty Percent of Property Interest [Member] Quebec [Member] CAD	Feb. 13, 2008 Doran Property [Member] Twenty Percent of Property Interest [Member] Quebec [Member] CAD	Feb. 13, 2010 Doran Property [Member] Fifteen Percent of Property Interest [Member] Quebec [Member] CAD	Feb. 13, 2009 Doran Property [Member] Fifteen Percent of Property Interest [Member] Quebec [Member] CAD	Mar. 14, 2012 USD [Member] Pires Gold Project [Member] Brazil [Member] USD ($)	Mar. 30, 2012 USD [Member] Pires Gold Project [Member] Ten percent of property interest [Member] Brazil [Member] USD ($)
Maximum Percentage of option to acquire interest in Business Unit	25.00%								100.00%										35.00%						100.00%
Percentage of property acquire												40.00%	25.00%	15.00%	20.00%									70.00%
Amount pay to optionor to property acquire										$ 25,000	$ 25,000	$ 50,000		$ 100,000	$ 100,000	$ 100,000	$ 200,000
Minimum expenditures on exploration of the property												50,000		100,000	100,000
Exploration expenditures in Captial stock			62,260
Expenditures in obligation to issue shares			62,260
Funds to be spent on qualifying expenditures				2,000,000
Purchase of three-fifths of the NSR	1,750,000
Amount received in execution of the definitive agreement				75,000
Amount recevied in reduction of mineral property costs						75,000
Assets sold under agreements to repurchase carrying amounts							100,480																							100,000
Percentage repurchase of Letter of Intent					25.00%
Asset agree to Repurchase								10,000																							10,000
Issuance treasury stock				300,000
Fair value of commom share								0.05
Net recovery				70,169
Net of other costs				5,311
Cash payments in certain mineral properties																						220,000		100,000
Issuance of common shares		300,000	150,000			150,000												12,500		25,000	25,000	12,500	75,000
Expenditure on the Doran Property																				500,000	300,000	200,000	1,000,000	5,000,000		2,000,000	500,000	1,500,000	1,000,000
common shares paid																		35,000		75,000	75,000	35,000
common shares issued		300,000	150,000			150,000												12,500		25,000	25,000	12,500	75,000
No. of claims																			18
Number of claims Pending																			15

Loans Payable (Details Narrative)	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Non - Arm's Length Party [Member] CAD	Dec. 31, 2011 Non - Arm's Length Party [Member] CAD	Dec. 31, 2012 Arm's Length Party [Member] CAD	Apr. 17, 2012 Arm's Length Party [Member] USD ($)	Dec. 31, 2011 Arm's Length Party [Member] CAD	Sep. 16, 2010 Arm's Length Party [Member] CAD	Dec. 31, 2011 Arm's Length Party [Member] USD [Member] USD ($)
June 8, 2004 - shares issued for cash at $4.04 per share, Shares [Line Items]
Loaned amount				10,000			25,445	24,872	$ 25,000
Initial loan period			90 days		90 days
Loan bearing interest			12.00%		12.00%
Accrued interest included on loan payable	196,658	195,195	1,884	1,180	6,844		3,940
Loan Amount of non-interest bearing							41,000
Private placement, common share units issued						820,000
Private placement, common share units issued per unit						$ 0.05

Derivative Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Liabilities Details
1,613,162 warrants expiring on Jan 25, 2012		$ 1,115
Exercise price of Warrant	$ 0.25

Derivative Liabilities (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Liabilities Details 1
Volatility		413.00%
Dividend yield
Risk-free interest rate		0.97%
Expected life		7 days

Derivative Liabilities (Details Narrative) (Warrant [Member])	12 Months Ended
Dec. 31, 2012
Warrant [Member]
Derivative [Line Items]
Warrants	1,613,162
Warrants expiring	Jan 25, 2012

Capital Stock (Details) (USD $)	24 Months Ended
Dec. 31, 2012
Capital Stock Details
Balance, December 31, 2010, Options Outstanding	720,000
Options cancelled during the year, Options Outstanding	720,000
Balance, December 31, 2010, Weighted Average Exercise Price (U.S. $)	$ 0.35
Options cancelled during the year, Weighted Average Exercise Price (U.S. $)	$ 0.35
Balance, December 31, 2010, Weighted Average Life	3 years 7 months 6 days
Options cancelled during the year, Weighted Average Life	0 years
Balance, December 31, 2011 and 2012, Weighted Average Life	3 years 7 months 6 days

Capital Stock (Details 1)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Warrant [Member] USD ($)	Dec. 31, 2012 Warrant [Member] CAD	Dec. 31, 2012 Warrant [Member] USD ($)	Dec. 31, 2012 Warrant [Member] Minimum [Member] CAD	Dec. 31, 2012 Warrant [Member] Maximum [Member] CAD
Derivative [Line Items]
Balance, December 31, 2010 and 2011, Warrants Outstanding		$ 1,115
Issued during the year, Warrants Outstanding				1,537,060
Expired during the year, Warrants Outstanding			(1,613,162)	(1,613,162)
Balance, December 31, 2012. Warrants Outstanding		$ 1,115		1,613,162
Balance, December 31, 2010 and 2011, Weighted Average Exercise Price					$ 0.25
Issued during the year, Weighted Average Exercise Price						0.1	0.15
Expired during the year, Weighted Average Exercise Price			$ 0.25
Balance, December 31, 2012, Weighted Average Exercise Price						0.1	0.15
Balance, December 31, 2010 and 2011, Weighted Average Life			26 days	26 days
Issued during the year, Weighted Average Life						1 year	2 years
Balance, December 31, 2012, Weighted Average Life						3 months 11 days	1 year 3 months 11 days

Capital Stock (Details Narrative)	1 Months Ended			12 Months Ended			211 Months Ended	12 Months Ended		0 Months Ended
	Jan. 31, 2006	Nov. 30, 2004 USD ($)	Feb. 29, 2004	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2012 CAD	Dec. 31, 2012 Warrant [Member] CAD	Dec. 25, 2010 Warrant [Member] Private Placement [Member]	Apr. 13, 2012 Pires Gold Project [Member] CAD	Apr. 13, 2012 Pires Gold Project [Member] USD ($)	Feb. 22, 2011 Pires Gold Project [Member] CAD	Apr. 13, 2012 Pires Gold Project [Member] Subsequent Event [Member] CAD
Restructuring Cost and Reserve [Line Items]
Common shares issued				13,742,243	10,368,103		13,742,243		1,613,162		3,074,120	100,000
Fair value of common shares issued												15,000
Proceeds from units issued				1,537,060		406,834	4,722,999			153,706
Proceeds per unit											$ 0.05
Exercisable price of warrant										0.1			0.15
Shares issued to employees undedr Stock option plan	720,000	220,000	160,000
Share purchase granted price per share		$ 2.5
Fair value of the term extension				63,708
Dividend yield								0.00%
Risk-free interest rate					0.97%			1.32%
Expected life				0 years				1 year
Financing fee - stock based compensation (Note 7)					63,708		90,096	63,708
Warrants expired unexercised								Jan 25, 2011

Related Party Transactions (Details Narrative) (CAD)	12 Months Ended			211 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Related Party Transactions Details Narrative
Due from related parties	6,126	128,771		6,126
Management fee	60,000	60,000	70,500	1,215,654
Non cash management fees	45,000			45,000
Advanced to a director of Company for expenses	1,001

Income Taxes (Details) (CAD)	12 Months Ended			211 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Income Taxes Details
Income (loss) before income tax	(51,039)	(189,503)	263,194	(17,107,110)
Combined statutory rate	25.00%	27.00%	29.00%
Expected income tax expense (recovery)	(12,500)	(50,000)	75,000
Increase (decrease) resulting from:
Impact of tax rate changes		3,000	(10,000)
Permanent differences and other	11,000		5,000
Change in valuation allowance	1,500	47,000	(70,000)
Future income tax provision (recovery)

Income Taxes (Details 1) (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details 1
Mineral properties tax basis in excess of carrying value	2,631,000	2,649,000	2,637,000
Non-capital losses available	513,000	494,000	457,000
Other	2,000	3,000	4,000
Potential deferred income tax assets	3,147,000	3,145,000	3,098,000
Less: valuation allowance	(3,147,000)	(3,145,000)	(3,098,000)
Net Deferred Income Tax Asset

Income Taxes (Details 2) (CAD)	Dec. 31, 2012	Dec. 31, 2010
Income Taxes Details 2
2014	212,000
2015	211,000
2026	336,000
2027	429,000
2028	422,000
2029
2030	217,000
2031	146,000
2032	64,000
Total	2,037,000	1,974,000

Income Taxes (Details Narrative) (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details Narrative
Non capital losses reduce future taxable income	2,037,000		1,974,000
Adjustment to the valuation allowance and corporate tax provision	10,524,000	10,595,000
Valuation allowance	100.00%

Supplemental Cash Flow Information and Non-Cash Investing and Financing Activities (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash paid during the year for:
Interest	500		1,877
Income taxes

Supplemental Cash Flow Information and Non-Cash Investing and Financing Activities (Details Narrative) (CAD)	12 Months Ended			211 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Business Acquisition [Line Items]
Fair value pursuant to the Mineral Property acquisition agreement	15,000	15,000	62,260	9,184,881
Pires Gold Project [Member]
Business Acquisition [Line Items]
Issued Shares	300,000	100,000	150,000
Mineral Property Interest Earned	10.00%
Fair value pursuant to the Mineral Property acquisition agreement	15,000
Fair value under the option agreement		15,000	62,260
Forgiveness of debt recorded	20,000

Financial Instruments (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets
Cash carrying value	1,764	1,278	3,217	2,212
Other receivable carrying value	1,295	665
Current assets carrying value	3,056	1,943
Current assets fair value	3,056	1,943
Financial liabilities
Loans payable carrying value	43,600	82,065
Current liabilities carrying value	246,384	407,146
Current liabilities fair value	246,384	407,146
Level 1 [Member]
Financial assets
Cash carrying value	1,764	1,278
Cash fair value	1,764	1,278
Level 3 [Member]
Financial assets
Other receivable carrying value	1,295	665
Other receivable fair value	1,295	665
Financial liabilities
Accounts payable carrying value	196,658	195,195
Accounts payable Fair Value	196,658	195,195
Loans payable carrying value	43,600	82,065
Loans payable fair value	43,600	82,065
Derivative liability carrying value		1,115
Derivative liability fair value		1,115
Due to related parties carrying value	6,126	128,771
Due to related parties fair value	6,126	128,771